SHARE-BASED PAYMENT (Details) (USD $)	12 Months Ended				0 Months Ended				12 Months Ended			0 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended					0 Months Ended						12 Months Ended			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 18, 2008	Aug. 18, 2008 Maximum	May 03, 2012 Share options	Dec. 28, 2011 Share options	Dec. 03, 2009 Share options	Dec. 31, 2012 Share options	Dec. 31, 2009 Share options	May 01, 2012 Share options	Dec. 03, 2009 Share options Maximum	Aug. 18, 2008 Share options Directors	Dec. 31, 2012 Share options Directors	Dec. 31, 2011 Share options Directors	Dec. 31, 2009 Share options Directors	May 03, 2012 Share options Consultants	Dec. 28, 2011 Share options Consultants	Aug. 18, 2008 Share options Consultants	Dec. 31, 2012 Share options Consultants	Dec. 31, 2011 Share options Consultants	Dec. 31, 2010 Share options Consultants	Dec. 31, 2010 Share options Consultants Minimum	Dec. 31, 2010 Share options Consultants Maximum	Dec. 01, 2012 Share options Employees	May 03, 2012 Share options Employees	Dec. 28, 2011 Share options Employees	Jan. 25, 2010 Share options Employees	Jan. 20, 2009 Share options Employees	Aug. 18, 2008 Share options Employees	Dec. 31, 2012 Share options Employees item	Dec. 31, 2011 Share options Employees	May 01, 2012 Share options Employees	Jan. 25, 2010 Share options Senior management
SHARE-BASED PAYMENT
Ordinary shares authorized to be purchased				12,000,000
Period for approval of the Plan by shareholders from the date on which the Plan is adopted by the Board					12 months
Contractual life						5 years							5 years					5 years	5 years						5 years		5 years		5 years	5 years
Expiration period of options after termination of service																		30 days									30 days
Share options vest and become exercisable on the first anniversary of the grant date (as a percent)											50.00%
Share options vest and become exercisable on the second and third anniversary of the grant date (as a percent)											25.00%
Share options vest and become exercisable on May 31, 2013 (as a percent)																									25.00%
Share options vest and become exercisable on the first, second and third anniversary of the grant date (as a percent)																									25.00%
Exercise period under settlement agreement, maximum, from December 15, 2012									90 days
Vesting period													1 year						3 years										3 years	3 years
Period from the approval date for consummation of initial public offering												6 months
Incremental compensation cost on modification							$ 0
Share-based compensation cost recognized	166,000	10,479,000	3,615,000				7,620,000			0
Number of Options
Outstanding at the beginning of the period (in shares)														40,000						59,250											407,706
Granted (in shares)								7,000,000					40,000			40,000	50,000	9,250	260,000	50,000					600,000	9,929,998	407,706		35,000	3,597,000	10,529,998
Forfeited or cancelled (in shares)																		(275,000)		(50,000)							(10,109,000)				(7,238,217)
Expired (in shares)																															(64,237)
Outstanding at the end of the period (in shares)														40,000	40,000					59,250	59,250										3,635,250	407,706
Vested and expected to vest (in shares)														40,000						59,250											3,635,250
Exercisable (in shares)														40,000						59,250											343,469
Weighted-Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)														$ 7.70						$ 6.57											$ 0.46
Granted (in dollars per share)						$ 0.62							$ 7.70					$ 0.46	$ 7.70	$ 0.62					$ 0.72		$ 0.46		$ 7.70	$ 7.70	$ 0.63
Forfeited or cancelled (in dollars per share)																				$ 0.62											$ 0.62
Expired (in dollars per share)																															$ 0.46
Outstanding at the end of the period (in dollars per share)														$ 7.70	$ 7.70					$ 6.57	$ 6.57										$ 0.62	$ 0.46
Vested and expected to vest (in dollars per share)														$ 7.70						$ 6.57											$ 0.62
Exercisable (in dollars per share)														$ 7.70						$ 6.57											$ 0.46
Weighted-Average Remaining Contractual Life
Outstanding at the beginning of the period														7 months 17 days	1 year 7 months 17 days					6 months 18 days	2 years 1 month 28 days										4 years 2 months 1 day	5 years
Outstanding at the end of the period														7 months 17 days	1 year 7 months 17 days					6 months 18 days	2 years 1 month 28 days										4 years 2 months 1 day	5 years
Vested and expected to vest														7 months 17 days						6 months 18 days											4 years 2 months 1 day
Exercisable														7 months 17 days						6 months 18 days											1 year 7 months 6 days
Aggregate Intrinsic Value
Outstanding at the end of the period																				1,000											38,000
Vested and expected to vest																				1,000											38,000
Exercisable																				1,000											38,000
Shares granted having exercise price below the fair value																				9,250											343,469
Weighted-average grant-date fair value (in dollars per share)																$ 0.30				$ 0.19	$ 0.22										$ 0.19	$ 0.22
Number of employees terminated their employment relationship																															4
Unrecognized share-based compensation																															494,000
Weighted-average vesting period																															2 years 5 months 8 days
Assumptions used in estimating the grant-date fair value of options granted
Suboptimal exercise factor (in dollars per share)																$ 1.5				$ 1.5	$ 3	$ 1.5			$ 1.5			$ 1.5					$ 1.5
Risk-free interest rate (as a percent)																3.67%				0.83%	0.85%		0.87%	1.48%	0.62%	0.83%	0.85%	3.07%
Expected volatility rate (as a percent)																59.00%				73.40%	71.87%	40.09%			89.21%	73.40%	71.87%	58.00%
Expected dividend yield (as a percent)																0.00%				0.00%	0.00%	0.00%
Expected share option life																4 years 5 months 16 days				5 years	5 years		2 years 7 months 17 days	3 years 11 months 5 days	5 years	5 years	5 years	4 years 10 months 10 days
Estimated forfeiture rate (as a percent)																0.00%				0.00%	0.00%	0.00%						4.30%						8.90%
Fair value of ordinary share (in dollars per share)																$ 2.08				$ 0.44	$ 0.38	$ 2.46			$ 0.62		$ 0.39	$ 4.63					$ 0.44
Fair value of options vested																				$ 0	$ 2,000										$ 0	$ 90,000